Other Investments, Loans and Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Investments Loans and Receivables [Abstract]
Schedule of composition of other investments loans and receivables

	December 31
	2017	2016
	NIS in millions
Loans to co-owners in development projects (1) (2) (3)	109	671
Other non-current deposits	19	551
Convertible debentures (3)	77	-
Governmental institutions	1	19
Tenants and Others	17	30
	223	1,271
Less - current maturities	5	48
	218	1,223

(1)	Includes secured loan to third party, loan amounted to € 3 million (NIS 13 million) that bears annual interest rate of 6%.
(2)	Includes an amount of NIS 66.5 million that bears annual interest of 3.75% for Ashkenazi's Company which is entitled to receive partial funding from Gazit Development in the sale of its rights in two plots of land, an office building in Israel as part of agreement to purchase the interests of the Ashkenazi company in Gazit Development by the Company and includes loan to Gazit Development in the amount of NIS 13.6 million that bears an average annual interest rate of 4.74%.
(3)	Includes investment in a convertible capital note of Luzon Group in the amount of NIS 15 million (2016 – includes investment in a capital note presented at fair value and loans to Luzon Group at depreciated cost, aggregating NIS 137 million.

Schedule of maturity of other investments loans and receivables
	December 31
	2017	2016
	NIS in millions
Year 1 – current maturities	5	48
Year 1 – acquisition of investment property	13	539
Year 2	28	39
Year 3	9	309
Year 4	72	45
Year 5	4	79
Year 6 and thereafter	92	212
	223	1,271